STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
19.	STOCKHOLDERS’ EQUITY

Preferred Stock

We are authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by our Board of Directors. No preferred stock was issued or outstanding as of December 31, 2011 or 2010.

Common Stock

We are authorized to issue 50,000,000 shares of common stock. Stockholders are entitled to one vote for each share held of record on all matters to be voted on by stockholders. Stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock.

Other Equity Instruments

As of December 31, 2011, we had 3,254,256 common stock purchase warrants (“warrants”) outstanding that were not related to stock-based compensation, of which 2,975,506 were sold in a public offering, 160,000 were issued in 2010 in conjunction with the Subordinated Term Loan (see Note 12) and 118,750 were sold to a third party. Also outstanding at December 31, 2011 wasan option to purchase up to a total of 731,250 units. Each unit consisted of one share of common stock and one common stock purchase warrant. All of these instruments were recorded as equity transactions.

Public Offering Warrants

On May 1, 2007 we sold 7,312,500 units in our initial public offering for $58.5 million, or $8.00 per unit. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00 per share. These warrants expire April 25, 2012. These warrants are redeemable by us at a price of $0.01 per warrant upon a 30-day notice, only in the event that the last sales price of the common stock is at least $11.50 per share for any 20 trading days within a 30-trading-day period ending on the third business day prior to the date on which notice of redemption is given. The common stock underlying the warrants has been registered under the Securities Act of 1933.

In 2011, 1,056,500 of these warrants were exercised on a cashless basis in exchange for 6,060 common shares. There were no warrants exercised in 2010.

Warrants Sold to a Third Party

On October 15, 2008, we sold 118,750 common stock purchase warrants and 593,750 shares of common stock for a combined price of $4.8 million. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00 per share. These warrants expire on April 25, 2012 unless redeemed earlier.

Options to Purchase Units

In connection with our initial public offering on April 25, 2007, we sold to the representative of the underwriter an option to purchase up to a total of 731,250 units for $100. Each unit consists of one share of common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.50 per share, which may be exercised on a cashless basis. This option is exercisable at $8.80 per unit upon the completion of an acquisition of a business (which occurred on December 19, 2008). This option expires five years from the date of our initial public offering (April 25, 2012). We accounted for this option as a cost of raising capital and have included the instrument as equity in the financial statements. Accordingly, there was no net impact on financial position or results of operations, except for the recording of the proceeds from the sale. We estimated, based upon a Black-Scholes model, that the fair value of the purchase option on the date of sale was $3.40 per unit (or $2.5 million in the aggregate), using an expected term of 5 years, volatility of 44%, and a risk-free rate of 5%.

Share-Based Compensation

On March 3, 2009, our Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2009 Omnibus Securities and Incentive Plan (the “Plan”). The Plan was approved during our Annual Meeting of Stockholders on June 18, 2009. The purpose of the Plan is to benefit stockholders by assisting us in attracting, retaining and providing incentives to key management employees and non-employee directors of, and non-employee consultants to, Cyalume Technologies Holdings, Inc. and its subsidiaries, and to align the interests of such employees, non-employee directors and non-employee consultants with those of stockholders. Accordingly, the Plan provides for the granting of Distribution Equivalent Rights, Incentive Stock Options, Non-Qualified Stock Options, Performance Share Awards, Performance Unit Awards, Restricted Stock Awards, Stock Appreciation Rights, Tandem Stock Appreciation Rights, Unrestricted Stock Awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided herein. Under the Plan, we are authorized to issue up to two million shares of common stock, of which 197,419 shares are available for future awards as of December 31, 2011. Awards under the Plan can impose various service periods and other terms upon the awardee, however the maximum term of options or similar instruments granted under the Plan is ten years.

During the years ended December 31, 2011 and 2010, total expense recorded for share-based compensation was $1.2 million and $1.2 million, respectively. The following presents how share-based expenses are included in our consolidated statements of income (in thousands):

	Year Ended December 31,
	2011		2010
Cost of goods sold	$100		$37
Sales and marketing	168		88
General and administrative	721		857
Research and development	218		199
	$1,207	(1)	$1,181	(2)

(1)	The related recognized tax benefit in our consolidated statement of income is $307,000.
(2)	The related recognized tax benefit in our consolidated statement of income is $341,000.

We do not currently possess any treasury shares, therefore any issuance of stock for any share-based compensation award is expected to be from new shares.

Stock Option and Warrant Awards

We use a Black-Scholes pricing model to value all stock options and warrants awarded as stock-based compensation. We estimated the expected term of the options and warrants awarded under stock-based compensation arrangements individually based on the estimated term of the award, the exercise price of the award, the estimated risk-free interest rate over the award’s estimated term, estimated annual dividend yield and the estimated volatility of our common stock over the award’s estimated term. Since our common stock did not have sufficient trading history that was representative of an operating company as of each award’s grant date, each award’s volatility assumption was derived using historical data of another public company operating in our industry. We believe the volatility estimate calculated from that company is a reasonable benchmark to use in estimating the expected volatility of our common stock; however, that estimated volatility may not necessarily be representative of the volatility of the underlying securities in the future. Our risk-free interest rate assumptions are based on U.S. Treasury securities issued with maturities similar to the expected terms of the awards. The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2011	2010
Estimated term (years)	10	4.6 - 10
Risk-free interest rate	2.23 – 3.12%	1.81 – 3.77%
Estimated dividend yield	None	None
Volatility	29.92 – 30.16%	26.94 – 33.56%
Discount for post-vesting restrictions	None	None

Stock options and warrants awarded as of December 31, 2011 will generally vest in zero to 2 years. Options awarded to executive officers and other management typically are earned based on meeting Board-determined or CEO-determined performance goals unique to each award recipient and require continued employment over the vesting period. Options awarded to members of the Board of Directors typically vest on the grant date. Options and warrants awarded typically expire 10 years after the grant date.

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2009	578	$4.32
Granted (1)	615	3.07
Exercised	—	—
Forfeited	(49)	3.65
Expired	—	—
Outstanding at December 31, 2010	1,144	3.75
Granted (2)	140	4.24
Exercised (3)	(2)	3.65
Forfeited	(11)	3.65
Expired	(105)	7.78
Outstanding at December 31, 2011	1,166	$3.44
Exercisable at December 31, 2011 (4)	923	3.37

(1)	The weighted-average grant-date fair value of awards granted was $1.56.
(2)	The weighted-average grant-date fair value of awards granted was $1.92.
(3)	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise insignificant.
(4)	The aggregate intrinsic value of such awards exercisable at December 31, 2011 is $491,000. The weighted-average remaining contractual term of such awards is 7.12 years.

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2011:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	160		3.58	$2.00	160		$2.00
2.01	4.00	779		7.80	3.42	600		3.42
4.01	6.00	192		8.50	4.67	142		4.67
6.01	8.00	—		—	—	—		—
		1,131	(1)	7.32	$3.36	902	(2)	$3.36

(1)	The aggregate intrinsic value of these stock options and warrants is $549,000 as of December 31, 2011.
(2)	The aggregate intrinsic value of these stock options and warrants is $489,000 as of December 31, 2011. The weighted-average remaining contractual term for these options is 7.11 years as of December 31, 2011.

The following table summarizes information about stock options related to stock-based compensation that (i) are subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2011:

				Options Outstanding		Options Exercisable
Weighted
				Average	Weighted		Weighted
		Number		Remaining	Average	Number	Average
Range of		Outstanding		Contractual	Exercise	Exercisable	Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)	Price
$2.01	$4.00	35	(1)	7.48	$3.65	21(2)	$3.65

(1)	The aggregate intrinsic value of these stock options is $3,500 as of December 31, 2011.
(2)	The aggregate intrinsic value of these stock options is $2,000 as of December 31, 2011. The weighted-average remaining contractual term for these options is 7.47 years as of December 31, 2011.

As of December 31, 2011, there was $306,000 of unrecognized compensation cost related to nonvested option awards which is expected to be recognized over a weighted-average period of 1.6 years.

Stock Awards

We value stock awards at the closing market price of the underlying shares on the trading day previous to the grant date, adjusted for expected forfeitures.

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2009	179	$3.43
Granted	252	3.59
Vested (1)	(106)	3.43
Forfeited	(1)	3.25
Outstanding at December 31, 2010	324	3.61
Granted	131	4.00
Vested (2)	(174)	3.48
Forfeited	(4)	3.25
Outstanding at December 31, 2011	277	$3.88

As of December 31, 2011, there are 116,000 stock awards that will vest upon fulfilling service conditions and 161,000 stock awards that will vest upon fulfilling performance conditions and service conditions.

(1)	The total fair value of restricted common stock awards that vested during 2010 was $371,000.
(2)	The total fair value of restricted common stock awards that vested during 2011 was $696,000

As of December 31, 2011, there was $533,000 of unrecognized compensation cost related to nonvested stock awards which is expected to be recognized over a weighted-average period of 1.75 years.

Accumulated Other Comprehensive Loss

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Foreign currency translation loss	$(526)	$(459)
Unrealized loss on cash flow hedges, net of taxes	(170)	(211)
	$(696)	$(670)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2009	$(43)
Unrealized loss on interest rate swaps, net of taxes of $100	(168)
Unrealized losses (gains) reclassified to current period earnings	—
Balance, December 31, 2010	(211)
Unrealized gain on cash flow hedges, net of taxes of $(23)	41
Unrealized losses (gains) reclassified to current period earnings	—
Balance, December 31, 2011	$(170)

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2009	$27
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(486)
Reclassifications to current period earnings	—
Balance, December 31, 2010	(459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(67)
Reclassifications to current period earnings	—
Balance, December 31, 2011	$(526)